Long-term investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2023 CNY (¥)	May 31, 2022 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2016 CNY (¥)
Equity investments - equity method			¥ 54,833		¥ 54,362		$ 7,723
Held-to-maturity investments			3,009		2,748		$ 424
Equity in income/(loss) of affiliates			(580)	$ (82)	292	¥ 726
Impairment losses on equity			22,240		0	0
Nanjing Zhongshan Financial Leasing Co., Ltd
Equity interest (in percentage)								25.00%
Equity investments - equity method			46,331		45,577			¥ 42,500
Equity in income/(loss) of affiliates			580		292	726
Retained Non-controlling Investments In Disposed Travel Agencies
Equity investments - equity method			6,481
Fair value of retained non-controlling interests			9,655
Guangxi Yijianyou Tourism Operation Co., Ltd. (''Yijianyo'')
Equity interest (in percentage)	35.00%
Equity investments - equity method			2,021
Investment amount	¥ 1,050
HNA Trust
Equity investments - equity method			13,106		13,318
HNA Trust | Related Party
Number of units received and registered for settlement of debts | shares		632,992,650
Percentage of units received for settlement of debts		0.09%
Initial investment on receipt of units		¥ 13,318
Cash received of distribution of earnings			¥ 212
Recognized investment gain					¥ 5,603	¥ 11,443